U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

May 5, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:         Country Mutual Funds Trust (the “Trust”)
File Nos. (333-68270) and (811-10475)

Dear Sir or Madam

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Country VP Growth Fund and Country VP Bond Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment to the Trust’s Registration Statement (i.e. Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 24 was filed electronically via EDGAR on April 30, 2009

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely yours,

/s/ Edward L. Paz

Edward L. Paz, Esq.
for U.S. Bancorp Fund Services, LLC